SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 09, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Total operating expenses		$ (90,311)	¥ (641,194)	¥ (1,200,444)	¥ (1,183,483)
Change in fair value of warrant liabilities					(29,011)
Loss before income taxes		(58,162)	(412,938)	(976,241)	(893,332)
Income tax expense		79	564	342	(11,120)
Net loss attributable to Cloopen Group Holding Limited		(57,709)	(409,722)	(974,898)	(903,859)
Accretion and modification of Redeemable Convertible Preferred Shares	¥ (4,878,653)				(4,878,652)
Net loss attributable to ordinary shareholders		$ (57,709)	(409,722)	(974,898)	(5,782,511)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Total operating expenses			(89,953)	(238,074)	(280,773)
Change in fair value of warrant liabilities					(29,011)
Share of losses from subsidiaries and consolidated VIE and VIE’s subsidiaries			(319,769)	(736,824)	(594,075)
Loss before income taxes			(409,722)	(974,898)	(903,859)
Income tax expense
Net loss attributable to Cloopen Group Holding Limited			(409,722)	(974,898)	(903,859)
Accretion and modification of Redeemable Convertible Preferred Shares					(4,878,652)
Net loss attributable to ordinary shareholders			¥ (409,722)	¥ (974,898)	¥ (5,782,511)